Strategic Investments	12 Months Ended
Jun. 30, 2019
Interests in other entities [Abstract]
Strategic Investments
Strategic Investments

(a)	Cann Group Limited (“Cann Group”)

Cann Group is a public company listed on the Australian Stock Exchange. Cann Group is the first company in Australia to be licensed for research and cultivation of medical cannabis for human use.

On December 11, 2017, the Company acquired an additional 7,200,000 common shares of Cann Group at A$2.50 per share for a cost of $17.6 million (A$18.0 million), increasing the Company’s total Cann Group shareholdings to 28,762,314 common shares, representing a 22% ownership interest. The Company obtained significant influence over Cann Group and as a result, the $56.4 million fair value of the previously held 21,562,314 Cann Group shares at December 11, 2017 were reclassified from marketable securities (Note 5) to investment in associates (Note 6). The cumulative unrealized gains of $50.5 million on the marketable securities at December 11, 2017 was reclassified from other comprehensive income to deficit. On January 4, 2018, the Company also acquired an additional 3,194,033 shares at a cost of $8.0 million (A$8.0 million) included in investments in associates (Note 6).

As of June 30, 2019, the Company held an aggregate of 31,956,347 shares in Cann Group (June 30, 2018 – 31,956,347), representing a 23% ownership interest (June 30, 2018 – 23%). During the year ended June 30, 2019, management finalized its estimate of the value of the Company’s share of the fair value of identifiable net assets acquired. There were no significant changes during the period to the initial carrying amount recognized for the value of the investment.

Based on Cann Group’s closing stock price of A$1.96 on June 30, 2019, the 31,956,347 shares classified under investment in associates have a fair value of approximately $57.0 million (A$62.0 million). During the year ended June 30, 2019, the Company assessed the carrying value of the investment against the estimated recoverable amount, and as a result, recognized an impairment charge of $18.2 million which has been recognized through the statement of comprehensive (loss) income (Note 6).

(b)	Micron Waste Technologies Inc. (“Micron”)

Micron is a public company listed on the Canadian Securities Exchange (“CSE”). Micron is a leading organic waste technology company based in Canada. Micron has developed and commercialized an on-site treatment system that can turn organic waste into clean water. MWM also produces solutions to handle organic waste created by marijuana cultivators.

On January 10, 2018, the Company subscribed to 4,411,765 units of Micron at $0.34 per unit for a total cost of $1.5 million. Each unit consisted of one common share and one common share purchase warrant exercisable at $0.50 per share expiring January 12, 2020. The fair value of the investment differed from the transaction price at initial recognition. At inception, the fair value of the shares of $3.1 million was based on a quoted market price of $0.71 per share, and the warrants had a fair value of $1.8 million which was estimated using the Binomial model and historical volatility, which is a Level 3 input. As such, the $2.2 million unrealized gain at inception for the shares was recognized immediately through profit or loss, and the $1.2 million unrealized gain at inception for the warrants was deferred over the term of the warrants.

At June 30, 2019, the common shares had a fair value of $1.1 million (June 30, 2018 - $2.4 million) resulting in an unrealized loss of $1.3 million for the year ended June 30, 2019 (year ended June 30, 2018 - $1.5 million unrealized gain).

At June 30, 2019, the warrants had a fair value of $0.1 million (June 30, 2018 - $1.0 million), resulting in an unrealized loss of $0.9 million for the year ended June 30, 2019 (year ended June 30, 2018 - $0.5 million unrealized gain). The fair value of the warrants was estimated using the Binomial model with the following assumptions: risk-free interest rate of 1.52% (June 30, 2018 - 2.16%); dividend yield of 0% (June 30, 2018 - 0%); historical stock price volatility of 89.02% (June 30, 2018 - 81.18%); and an expected life of 0.54 years (June 30, 2018 - 1.54 years). If the estimated volatility increases or decreases by 10%, the estimated fair value would increase or decrease by a nominal amount.

(c)	Radient Technologies Inc. (“Radient”)

Radient is a public company listed on the TSX. Radient provides industrial-scale manufacturing solutions for premium natural ingredients and products.

On February 13, 2017, the Company purchased a $2.0 million unsecured, 10% convertible debenture of Radient, convertible into units at $0.14 per unit. Each unit consisted of one common share and one warrant exercisable at a price of $0.33 per share expiring February 13, 2019. On July 28, 2017, the Company converted the outstanding principal and interest and received 14,467,421 units of Radient. Upon conversion, the Company recognized an unrealized gain of $0.8 million on the debentures and fully amortized the then outstanding deferred inception gain of $6.1 million. The $11.9 million fair value of the debenture on conversion was estimated by measuring the fair value of the shares at a quoted market price of $0.53 and the warrants using the Binomial model with the following assumptions: risk-free interest rate of 1.57%; dividend yield of 0%; stock price volatility of 91.53%; and an expected life of 1.57 years.

On December 11, 2017, by way of private placement, the Company purchased 4,541,889 units of Radient at $1.37 per unit for a total cost of $6.2 million. Each unit consisted of one common share and one common share purchase warrant exercisable at $1.71 per share expiring December 11, 2019.

On December 11, 2017, the Company exercised an aggregate of 15,856,321 warrants of Radient for a total cost of $5.8 million. For the period ended June 30, 2018, the Company recorded unrealized gains on changes in fair value of these derivatives of $19.1 million and fully amortized the deferred inception gains of $4.4 million on the warrants. The aggregate fair value of the exercised warrants of $23.7 million was estimated using the Binomial model with the following weighted average assumptions: share price of $1.83; risk-free interest rate of 1.70%; dividend yield of 0%; historical stock price volatility of 96.70%; and an expected life of 1.19 years.

At June 30, 2019, the Company held an aggregate of 37,643,431 shares of Radient with a fair value of $30.9 million (June 30, 2018 - $44.0 million) resulting in an unrealized loss of $13.2 million for the year ended June 30, 2019 (year ended June 30, 2018 - $1.4 million unrealized gain).

At June 30, 2019, the Company held an aggregate of 4,541,889 warrants of Radient with a fair value of $0.1 million (June 30, 2018 - $1.4 million) resulting in an unrealized loss of $1.3 million for the year ended June 30, 2019 (year ended June 30, 2018 - $17.4 million unrealized gain). The fair value of the warrants was estimated using the Binomial model with the following assumptions: risk-free interest rate of 1.52% (June 30, 2018 - 2.14%); dividend yield of 0% (June 30, 2018 - 0%); historical stock price volatility of 75.10% (June 30, 2018 - 80.37%); and an expected life of 0.45 years (June 30, 2018 - 1.45 years). If the estimated volatility increases or decreases by 10%, the estimated fair value would increase or decrease by a nominal amount.

(d)	Alcanna Inc., formerly Liquor Stores N.A. Ltd. (“Alcanna”)

Alcanna is an Alberta based public company listed on the TSX and its principal business activity is the retailing of wines, beers and spirits in Canada and the United States of America. Alcanna also has developed and launched a retail cannabis business in Alberta and has advanced plans to develop and launch a retail cannabis business in other Canadian jurisdictions where private retailing is permitted.

On February 14, 2018, the Company subscribed to Alcanna’s non-brokered private placement for 6,900,000 common shares at $15.00 per share for a total cost of $103.5 million, representing a 19.9% interest in Alcanna. The Company also subscribed to 2,300,000 subscription receipts of Alcanna at $15.00 per subscription receipt for a total cost of $34.5 million which was converted to common shares on May 9, 2018, increasing the Company’s ownership to approximately 25% on an undiluted basis. As part of the consideration transferred, the Company also received 11,880,000 share purchase warrants of Alcanna, which are made up of 10,130,000 warrants that expire on August 14, 2019 and 1,750,000 warrants that expire on January 31, 2022.

As a result of this investment, the Company obtained significant influence over Alcanna and uses the equity method of accounting to recognize its investment interest (Note 6). The total transaction price of $138.0 million was allocated first to the common shares and subscription receipts based on Alcanna’s closing market price of $11.95 as of February 14, 2018, resulting in total cost of $109.9 million allocated to the investment in associate and $28.1 million being the implied fair value of the warrants. The warrants are recognized as derivatives and are measured at fair value through profit or loss (Note 5(b)).

(i)	Common Shares and Investment in Associate

As of June 30, 2019, the Company held an aggregate of 9,200,000 shares in Alcanna (June 30, 2018 – 9,200,000) representing a 24.8% ownership interest with a fair value of $54.9 million (June 30, 2018 – $84.1 million) based on the closing stock price of $5.97 (June 30, 2018 – $9.14). During the year ended June 30, 2019, the Company assessed the carrying value of the investment against the estimated recoverable amount and as a result, recognized an impairment charge of $68.7 million. At June 30, 2019, the Company recognized an impairment reversal of $15.6 million as the recoverable amount had increased and exceeded the carrying amount. The impairment and impairment reversal have been recognized through the statement of comprehensive (loss) income (Note 6).

During the year ended June 30, 2019, management finalized its estimate of the Company’s share of the fair value of identifiable net assets acquired. There were no significant changes during the period to the initial carrying amount recognized for the value of the investment in associate.

(ii)	Warrants

At June 30, 2019, the Company’s 11,880,000 warrants in Alcanna (June 30, 2018 - 11,880,000) had a fair value of $0.4 million (June 30, 2018 - $2.4 million) resulting in a net unrealized loss of $2.0 million for the year ended June 30, 2019 (year ended June 30, 2018 - $25.7 million) (Note 5(b)). The fair value of the warrants was estimated using the Binomial model with the following weighted average assumptions: risk-free interest rate of 1.93% (June 30, 2018 - 2.12%); dividend yield of 0% (June 30, 2018 - 0%); historical stock price volatility of 46.32% (June 30, 2018 – 30.15%); and an expected life of 0.49 years (June 30, 2018 – 1.49 years). If the estimated volatility increased or decreased by 10%, the estimated fair value would increase or decrease by approximately $0.5 million.

(e)	CTT Pharmaceuticals Inc. (“CTT”)

CTT is an Ontario-based public company which is listed on the OTC under the symbol “CTTH”. CTT is in the business of developing dose specific, fast dissolving oral thin film wafers that provide dose specific, smoke-free delivery of medical cannabis or other active ingredients.

As at June 30, 2019, the Company held 3,731,343 common shares and 20,779,972 warrants of CTT, which if converted and exercised, would increase the Company’s ownership interest to 35.9% on a fully diluted basis (Note 5(b) and 6). The background and history of our holdings is described below.

(i)	Convertible Debenture

On May 20, 2018, the Company purchased a $1.3 million (US $1.0 million) unsecured 5% convertible debenture of CTT with a term of 3 years, convertible at the option of the holder into common shares at US $0.268 per share. Pursuant to the terms of the convertible debenture, the Company also received 20,779,972 share purchase warrants, which expires on May 20, 2021, of CTT allowing it to increase its pro rata interest to approximately 42.5% on a fully diluted basis (Note 5(b)). As of June 30, 2018, the Company held a 0% non-diluted ownership interest in CTT. Based on the Company’s potential voting rights of up to 42.5% and other qualitative factors, the Company has determined that it holds significant influence in CTT and has accounted for its investment under the equity method. As the Company had no present voting interest in CTT as of May 20, 2018 and June 30, 2018, the compound financial instrument was measured as a financial asset at fair value through profit or loss.

On August 20, 2018, the Company fully converted the US $1.0 million debenture into 3,731,343 common shares of CTT resulting in an approximate 8% ownership interest. On conversion, the carrying value of the debenture was adjusted from its June 30, 2018 fair value of $4.6 million to $3.4 million based on the quoted share price of US $0.70. This resulted in the recognition of a $1.2 million fair value loss during the year ended June 30, 2019. The $3.4 million fair value of the investment was reclassified on conversion from derivatives (Note 5(b)) into investment in associates (Note 6).

(ii)	Warrants

At June 30, 2019, the 20,779,972 share purchase warrants had a fair value that is negligible (June 30, 2018 - $15.5 million) and the Company recognized an aggregate unrealized fair value loss of $16.7 million for the year ended June 30, 2019 (Note 5(b)) (June 30, 2018 - $15.2 million unrealized gain). The fair value of the derivative was estimated using the Binomial model with the following weighted average assumptions: share price of US $0.21 (June 30, 2018 – US $0.89); risk-free interest rate of 1.81% (June 30, 2018 - 2.85%); dividend yield of 0% (June 30, 2018 - 0%); stock price volatility of 20.0% (June 30, 2018 - 20.0%); and an expected life of 1.89 years (June 30, 2018 – 2.89 years).

(iii)	Common Shares

Based on CTT’s closing stock price of US$0.21 on June 30, 2019, the 3,731,343 shares classified under investment in associates, represent an 7.9% ownership interest and have a fair value of $1.0 million (US$0.8 million). During the year ended June 30, 2019, the Company assessed the carrying value of the investment against the estimated recoverable amount and as a result, recognized an impairment charge of $2.1 million (Note 6).

(f)	Capcium Inc. (“Capcium”)

Capcium is a Montreal-based private company which is in the business of manufacturing soft-gels.

On June 6, 2018, the Company acquired a 20% ownership interest in Capcium by subscribing to 8,828,662 common shares. The consideration was paid through the issuance of 1,144,481 common shares of Aurora with a fair value of $10.8 million and $0.5 million in cash consideration. Based on the Company’s voting rights and other qualitative factors, the Company determined that it holds significant influence in Capcium and has accounted for its investment under the equity method. As of June 30, 2019, the Company held 8,828,662 shares (June 30, 2018 – 8,828,662) in Capcium representing a 20% ownership interest. During the year ended June 30, 2019, management finalized its estimate of the value of the Company’s share of the fair value of identifiable net assets acquired. There were no significant changes during the period to the initial carrying amount recognized for the value of the investment.

On September 7, 2018, the Company also purchased 4,883 convertible debentures for a total cost of $4.9 million. The 4,883 convertible debentures bear interest at 8% per annum and mature on September 5, 2020. The debentures are convertible at the option of Aurora upon the occurrence of a Liquidity Event into units of Capcium at the lesser of (i) the price that is 20% discount to the Liquidity Event Price; and (ii) the price determined based on a pre-money value of $80.0 million at the time of the Liquidity Event. Each unit consists of one common share and one common share purchase warrant exercisable into one common share at a price that is 50% greater than the conversion price for two years from the completion of a Liquidity Event. A Liquidity Event is the occurrence of either a public offering, a reverse take-over or a merger transaction which results in the common shares of Capcium being listed on a recognized stock exchange. On June 30, 2019, as Capcium had not completed a Liquidity Event, the Company received 488 additional convertible debentures for no additional consideration in accordance with the terms under the original agreement.

At June 30, 2019, the convertible debentures were fair valued to $7.5 million, of which $0.7 million related to the additional debentures, thus resulting in an unrealized gain of $2.6 million for the year ended June 30, 2019 (Note 5(b)). The fair value of the convertible debenture was estimated using the Monte-Carlo and FINCAD model with the following assumptions: share price of $1.13; risk-free rate of 1.83%; dividend yield of 0%; stock price volatility of 46%; an expected life of 1.44 years; adjusted for a credit spread of 26% and a probability factor of 80% for the Liquidity Event. If the estimated volatility increased or decreased by 10%, the estimated fair value would increase or decrease by approximately $0.5 million.

(g)	The Green Organic Dutchman Holdings Ltd. (“TGOD”)

TGOD is an Ontario based licensed producer of cannabis in Canada, publicly listed on the TSX.

On January 4, 2018, the Company invested in 33,333,334 subscription receipts of TGOD at $1.65 per subscription receipt for a cost of $55.0 million. Each subscription receipt was converted into units of TGOD consisting of one common share and one-half of one share purchase warrant, with each whole warrant exercisable at $3.00 per share expiring February 28, 2021. The common shares and warrants are subject to a lock-up period for six and twelve months, respectively. In connection with the subscription receipt investment, the Company entered into an Investor Rights Agreement with TGOD where the Company received milestone options and a participation right for future TGOD equity financings. The milestone options allow the Company to increase its pro rata interest to over 50% and to purchase the shares at a 10% discount to the listed market price upon achievement of certain milestones. The Company elected to measure the subscription receipts and milestone options together as a single compound financial instrument at fair value through profit or loss.

Pursuant to the participation right, the Company subscribed to TGOD’s IPO of 6,341,250 units at a price of $3.65 per unit for a total investment of $23.1 million. Each unit consisted of one common share and one-half of one share purchase warrant of TGOD. Each whole warrant is exercisable at $7.00 per share expiring on May 20, 2020, subject to accelerated expiry if TGOD’s shares trade at or above a VWAP of $9.00 for any 10 consecutive trading day period.

Upon closing of TGOD’s IPO on May 2, 2018, the Company received 39,674,584 common shares and 19,837,292 share purchase warrants and milestone options. Based on potential and existing voting rights as well as other qualitative factors, the Company concluded that it had significant influence in TGOD at that time. As a result, on May 2, 2018 the aggregate $133.2 million fair value of the common shares was reclassified from derivatives as subscription receipts to investment in associates and the TGOD share purchase warrants and milestone options were recognized as derivatives at fair value through profit or loss.

Of the 19,837,292 share purchase warrants, 16,666,667 subscription receipt warrants are exercisable into an equivalent number of common shares of TGOD at $3.00 per share expiring February 28, 2021, and 3,170,625 participation right warrants are exercisable into an equivalent number of common shares of TGOD at $7.00 per share expiring May 2, 2020. The Company also held milestone options which, upon TGOD’s achievement of the specified milestones, entitle the Company to increase its ownership interest in TGOD to over 50% and are exercisable at a 10% discount to the listed market price.

On September 27, 2018, due to the resignation of Aurora’s Board representative from TGOD’s Board of Directors and other qualitative factors, the Company no longer held significant influence in TGOD. As a result, the $131.0 million carrying value of Aurora’s equity investment was derecognized from investment in associates (Note 6) and reclassified to marketable securities (Note 5(a)) at its fair value of $275.3 million, calculated based on the September 27, 2018 quoted market price of $6.94. This resulted in the recognition of a $144.4 million fair value gain during the year ended June 30, 2019.

During the year ended June 30, 2019, the Company sold an aggregate of 10,841,250 common shares of TGOD for gross proceeds of $47.4 million at an average price of $4.37 per share. As a result, the Company recognized a realized loss of $28.3 million during the year ended June 30, 2019 based on the deemed cost of $6.94 per share which represents the September 27, 2018 quoted market price. As at June 30, 2019, the Company held 28,833,334 shares (June 30, 2018 - 39,674,584) in TGOD with a fair value of $93.1 million (Note 5(a)), based on the stock price of $3.23, which resulted in an unrealized loss of $135.2 million for the year ended June 30, 2019 (Note 5(b)).

At June 30, 2018, the $95.0 million fair value of the 16,666,667 subscription receipt warrants and milestone options (Note 5(b)) was estimated using the Binomial model with the following weighted average assumptions: share price of $6.47; risk-free interest rate of 2.30%; dividend yield of 0%; stock price volatility of 60%; and an expected life of $2.52 years. During the year ended June 30, 2019, Aurora’s milestone options expired unexercised which resulted in a loss of $27.6 million. At June 30, 2019, the $23.5 million fair value of the remaining 16,666,667 subscription receipt warrants (Note 5(b)) was estimated using the quoted market price of $1.41, contributing to a total fair value loss of $71.5 million for the subscription receipt warrants and expired milestone options for the year ended June 30, 2019.

At June 30, 2019, the $0.6 million (June 30, 2018 - $4.5 million) fair value of the 3,170,625 participation right warrants was estimated using the Monte-Carlo model with the following weighted average assumptions: share price of $3.23 (June 30, 2018 - $6.47); risk-free interest rate of 1.77% (June 30, 2018 - 2.21%); dividend yield of 0% (June 30, 2018 - 0%); stock price volatility of 74.56% (June 30, 2018 - 60.00%); and an expected life of 0.84 years (June 30, 2018 – 1.84 years). In connection with the valuation of the participation right warrants, the Company recognized a fair value loss of $3.8 million during the year ended June 30, 2019.

(h)	Choom Holdings Inc. (“Choom”)

Choom is an emerging consumer cannabis company that is developing retail networks across Canada. Choom is publicly listed on the Canadian Securities Exchange.

On June 12, 2018, the Company subscribed to 9,859,155 common shares of Choom at $0.71 per share for a total cost of $7.0 million, representing an 8% ownership interest. The $9.3 million fair value of the shares at initial recognition was based on a quoted market price of $0.94 per share which differed from the transaction price resulting in an unrealized gain of $2.3 million recognized at inception immediately through profit and loss for the year ended June 30, 2018.

On November 2, 2018, the Company subscribed to a $20.0 million unsecured convertible debenture in Choom bearing interest at 6.5% per annum and maturing on November 2, 2022. The debenture is convertible into common shares of Choom at $1.25 per share after March 3, 2019. In connection with the debenture, the Company also received an aggregate of 96,464,248 share purchase warrants in Choom. The share purchase warrants are exercisable between $1.25 and $2.75 per share beginning November 2, 2018 and expire on November 2, 2020. Per the terms of the arrangement and in accordance with the Cannabis Retail Regulations in Ontario, licensed producers are subject to a 9.9% ownership interest in licensed retailers. As a result, Aurora’s ability to convert its convertible debentures and exercise its share purchase warrants is subject to this 9.9% ownership restriction.

As at June 30, 2019, the 9,859,155 shares in Choom have a fair value of $4.4 million (June 30, 2018 - $12.7 million) based on the $0.45 stock price (June 30, 2018 - $1.29) (Note 5(a)). During the year ended June 30, 2019, the Company recognized unrealized fair value losses of $8.3 million (June 30, 2018 - $3.5 million unrealized fair value gains) through other comprehensive (loss) income (Note 5(a)).

At June 30, 2019, the convertible debenture had a fair value of $19.3 million resulting in an unrealized loss of $0.6 million since initial recognition (Note 5(b)). The fair value of the convertible debenture was estimated using the FINCAD model based on the following assumptions: share price of $0.45; credit spread of 8.24%; dividend yield of 0%; stock price volatility of 84.48% and an expected life of 3.35 years.

At June 30, 2019, the 96,464,248 share purchase warrants with a nominal fair value resulting in an unrealized loss of $0.1 million since initial recognition (Note 5(b)). The fair value of the warrants was estimated using the binomial tree model based on the following weighted average assumptions: share price of $0.45; risk-free interest rate of 1.85%; dividend yield of 0%; stock price volatility of 84%; and an expected life of 1.35 years.

(i)	Investee-B

Investee-B is a private Canadian company that cultivates, manufactures and distributes medical cannabis products in Jamaica. On July 2, 2018, the Company subscribed to a $13.4 million (US $10.0 million) convertible debenture in Investee-B. The debentures bear interest at 1.5% per annum payable in cash or common shares equal to the fair value of shares at the time of issuance. The debentures are convertible into common shares of Investee-B at US $4.9585 at Aurora’s option until July 2, 2023.

The Company also entered into an Investor Rights Agreement, under which Aurora has the right to: (i) participate in any future equity offerings of Investee-B to enable Aurora to maintain its percentage ownership interest, and (ii) to nominate a director to Investee-B’s Board of Directors as long as the Company owns at least a 10% interest.

As of June 30, 2019, the convertible debenture had a fair value of $14.3 million (US $11.0 million) (Note 5(b)). The Company recognized unrealized gains of $0.9 million for the year ended June 30, 2019 (Note 5(b)). The fair value was estimated using two coupled Black-Scholes models based on the following assumptions: estimated share price of $3.71; risk-free interest rate of 1.75%; dividend yield of 0%; stock price volatility of 34.00%; credit spread of 1.13% and an expected life of 4.01 years. If the estimated volatility increases or decreases by 10%, the estimated fair value would increase or decrease by approximately $0.2 million. If the estimated share price increases or decreased by 10%, the estimated fair value would increase or decrease by approximately $0.3 million.

(j)	High Tide Inc. (“High Tide”)

High Tide is an Alberta based, retail focused cannabis and lifestyle accessories company. High Tide is publicly listed on the Canadian Securities Exchange.

On December 12, 2018, the Company invested $10.0 million in unsecured convertible debentures bearing an interest rate of 8.5% per annum and maturing on December 12, 2020. The debentures are convertible into common shares of High Tide at $0.75 per share at the option of the Company at any time after June 12, 2019, subject to Aurora holding no more than a 9.9% ownership interest in High Tide in accordance with the ownership restriction applicable to licensed producers under the Cannabis Retail Regulations in Ontario.

On June 14, 2019, the Company invested $1.0 million in unsecured convertible debentures and warrants of High Tide. The convertible debentures bear interest of 10.0% per annum, payable annually in advance in common shares of High Tide, maturing in two years from the date of issuance. The debentures are convertible into common shares of High Tide at $0.75 per share at the option of the Company at any time after December 14, 2019. Aurora received 1,333,333 warrants, each warrant entitling the Company to acquire one common share at an exercise price of $0.85 per share for a period of two years. The conversion of the convertible debentures and exercise of the warrants are subject to Aurora holding no more than a 9.9% ownership interest in High Tide in accordance with the ownership restriction applicable to licensed producers under the Cannabis Retail Regulations in Ontario.

At June 30, 2019, the convertible debentures had a fair value of $10.2 million, resulting in an unrealized loss of $0.8 million for the year ended June 30, 2019 (Note 5(b)). The fair value of the convertible debenture was estimated using the FINCAD model with the following assumptions: share price of $0.36; risk-free rate of 13.54%; dividend yield of 0%; stock price volatility of 70.00% and an expected life of 1.46 years.

(k)	Australis Capital Inc. (“ACI”)

At June 30, 2018, ACI was a wholly-owned subsidiary of Aurora and Aurora held a 50% interest in Australis Holdings LLP.

On September 19, 2018, the Company distributed the shares and warrants that it owned in ACI to the Company’s shareholders through a spin-out transaction. As part of the spin-out, ACI completed a two-tranche private placement on July 5, 2018 and August 3, 2018, which resulted in reductions of Aurora’s ownership interest in ACI to 47% and 24%, respectively.

Following the completion of the first private placement on July 5, 2018, Aurora no longer had the ability to exercise control over ACI and ACI was deconsolidated. The Company accounted for its remaining 26,802,364 ACI shares held as an investment in associate (Note 6) and the 26,802,364 ACI warrants held as derivatives (Note 5(b)). The shares had an estimated fair value of $5.4 million on July 5, 2018 based on the private placement subscription price of $0.20 per share and the warrants had a fair value of $0.7 million estimated using the Binomial model with the following assumptions: share price of $0.20; risk-free rate of 1.90%; volatility of 50.67%; dividend yield of 0%; and an expected life of 1 year. As a result of loss of control and deconsolidation, during the year ended June 30, 2019 the Company recognized a $0.4 million gain in the statement of comprehensive (loss) income.

Following the completion of the second private placement on August 3, 2018, Aurora no longer had ACI Board representation, no interchange of managerial personnel, and had received shareholder approval for the spin-out. As such, Aurora no longer held significant influence in ACI and the $5.4 million (Note 6) fair value of the 26,802,364 ACI shares were reclassified to marketable securities (Note 5(a)).

The Company also received 1,341,391 units in ACI in exchange for funding of $0.3 million of ACI’s transaction costs prior to the spin-out. Each unit consisted of one common share and one warrant exercisable at $0.25 per share for a period of one year. Upon receipt of these units, $0.23 million was allocated to the shares (Note 5(a)) and $0.04 million was allocated to the warrants (Note 5(b)).

On September 19, 2018, the Company held a total 28,143,755 shares and 28,143,755 warrants in ACI which were spun-out to shareholders and ACI became a separate, publicly traded company. At the time of the spin-out, the shares and warrants had a fair value of $82.5 million (Note 5(a)) and $69.2 million (Note 5(b)), respectively, estimated based on ACI’s quoted closing market price on September 19, 2018 of $2.93 and $2.46, respectively. In accordance with IFRS, the Company was required to remeasure these interests to fair value and as a result, recognized an unrealized gain of $76.9 million in other comprehensive income on the shares (Note 5(a)), and an unrealized gain of $68.5 million in income on the warrants (Note 5(b)). As a result of the spin-out, the Company recognized a dividend of $151.7 million to retained earnings, which equated to the fair value of the ACI shares and warrants distributed to Aurora shareholders.

As part of the spin-out of ACI and pursuant to the June 14, 2018 Funding Agreement, the Company received the following restricted back-in right warrants in exchange for $0.5 million:

(a)	22,628,751 warrants exercisable at $0.20 per share expiring September 19, 2028; and

(b)
The number of warrants equal to 20% of the number of common shares issued and outstanding in ACI as of the date of exercise. The warrants are exercisable at the five-day volume weighted average trading price of ACI’s shares and has an expiration date of September 19, 2028.

Aurora is restricted from exercising the back-in right warrants unless all of ACI’s business operations in the U.S. are legal under applicable U.S. federal and state laws and Aurora has received consent of the TSX and any other stock exchange on which Aurora may be listed, as required. As of June 30, 2019, the warrants remain un-exercisable.

As of June 30, 2019, the warrants had a fair value of $10.1 million estimated using the Binomial model with the following assumptions: share price of $0.92; risk-free interest rate of 1.81%; dividend yield of 0%; stock price volatility of 48.97%; an expected life of 9.23 years; and adjusted for a probability factor of legalization of cannabis in the U.S. under federal and certain state laws. As a result, the Company recognized a $9.6 million unrealized gain on fair value during the year ended June 30, 2019 (Note 5(b)).

(l)	SubTerra LLC (“SubTerra”) and 10647594 Canada Inc. (“10647594 Canada”)

On March 15, 2018, pursuant to the acquisition of CanniMed (Note 10(b)(iv)), the Company acquired a 19.9% interest in SubTerra, a Michigan limited liability company, and a 19.9% interest in 10647594 Canada for an aggregate consideration of $212.

On May 18, 2018, the Company sold its 19.9% interest in SubTerra to CanniMed’s former Chief Executive Officer in exchange for $78 cash. Additionally, in exchange for the cancellation of $4,665 (US $3,580) promissory notes and receivables from SubTerra, the Company received the following assets with an estimated fair value of $1,400:

(a)
5% of any gross revenues of SubTerra earned annually from the sale of cannabis and cannabis-based products grown and/or processed at its facility for the period commencing June 1, 2018 and ending May 31, 2028; and

(b)	a payment of $150 annually for the period commencing June 1, 2018 and ending May 31, 2028.

The promissory notes and receivables from SubTerra were previously written off prior to Aurora’s acquisition of CanniMed. As such, the Company recognized a recovery of $1,400 upon receipt of the above assets.

As part of the sale agreement, the Company also received a two-year option to purchase a parcel of land located in White Pine, Michigan for US $3.

On September 19, 2018, the revenue royalty, annuity payment and land purchase option were spun-out as part of the ACI spin-out transaction (Note 4(k)).

(m)	EnWave Corporation (“EnWave’)

EnWave is a Vancouver-based advanced technology company that has developed Radiant Energy Vacuum (“REV™”) – a proprietary method for the precise dehydration of organic materials. Enwave is publicly listed on the TSX Venture Exchange.

On April 25, 2019, the Company purchased 5,302,227 common shares of Enwave, representing a 4.9% ownership interest, in exchange for 840,576 common shares of Aurora with a fair value of $10.0 million. The $10.0 million fair value of the shares at initial recognition was based on a 5-day volume weighted average trading price of Aurora’s shares on the closing day. As at June 30, 2019, the 5,302,227 common shares in EnWave had a fair value of $12.6 million based on the $2.38 closing stock price and the Company recognized unrealized fair value gains of $2.6 million through other comprehensive (loss) income for the year ended June 30, 2019 (Note 5(a)).